EXHIBIT 99.1

John Deere Owner Trust 2015

Statement to Noteholders

$298,600,000 Class A-1 0.27000% Asset Backed Notes due April 01, 2016

$295,000,000 Class A-2A 0.87% Asset Backed Notes due February 15, 2018

$70,000,000 Class A-2B Floating Rate Asset Backed Notes due February 15, 2018

$250,000,000 Class A-3 1.32% Asset Backed Notes due June 17, 2019

$82,225,000 Class A-4 1.65% Asset Backed Notes due December 15, 2021

$25,534,183 Asset Backed Certificates

Payment Date:				16-Nov-15

One-Month LIBOR as of the LIBOR Determination Date:				0.19575%
Class A-2B interest rate:				0.46575%

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$43,190,390.86
		(ii)	A-1 Note Pool Factor:	0.1446430

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$295,000,000.00
		(ii)	A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$70,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$43,190,390.86
		per $1,000 original principal amount:		$144.64

	(b)	Class A-2A Notes:		$968,869.03
		per $1,000 original principal amount:		$3.28

	(c)	Class A-2B Notes:		$229,901.13
		per $1,000 original principal amount:		$3.28

	(d)	Class A-3 Notes:		$(0.00)
		per $1,000 original principal amount:		$(0.00)

	(e)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$44,389,161.02

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$10,365.69
			per $1,000 original principal amount:	$0.03

		(ii)	Class A-2A Notes:	$213,875.00
			per $1,000 original principal amount:	$0.73

		(iii)	Class A-2B Notes:	$28,980.00
			per $1,000 original principal amount:	$0.41

		(iv)	Class A-3 Notes:	$275,000.00
			per $1,000 original principal amount:	$1.10

		(v)	Class A-4 Notes:	$113,059.38
			per $1,000 original principal amount:	$1.38

		(vi)	Total:	$641,280.07

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$776,046,213.91
		(ii)	at end of related Collection Period:	$731,619,203.14

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$765,949,573.72
		(ii)	at end of related Collection Period:	$721,560,412.70

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$0.00
		(ii)	at end of related Collection Period:	$0.00

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$294,031,130.97
		(ii)	A-2A Note Pool Factor:	0.9967157

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$69,770,098.87
		(ii)	A-2B Note Pool Factor:	0.9967157

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,534,183.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$646,705.18
		per $1,000 original principal amount of Notes and Certificate:		$0.62
	(b)	Amount of Servicing Fee earned:		$646,705.18
	(c)	Amount of Servicing Fee paid:		$646,705.18
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,213,592.00
	(ii)	Specified Reserve Account Balance:		$10,213,592.00

(9)	(i)	Payoff Amount of Receivables 60 days or more past due:		$6,704,909.83
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.92%

(10)	(i)	Aggregate amount of net losses for the collection period:		$138,484.46
	(ii)	Cumulative amount of net losses:		$357,098.21
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.03%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,205,873.17
		(ii)	% of Pool Balance:	0.16%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%